Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2030 Portfolio
March 31, 2022
VIPIFF2030-NPRT1-0522
1.830291.116
Domestic Equity Funds - 32.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	451,014	21,747,871
VIP Equity-Income Portfolio Investor Class (a)	894,517	22,944,353
VIP Growth & Income Portfolio Investor Class (a)	998,469	26,099,988
VIP Growth Portfolio Investor Class (a)	248,150	22,373,243
VIP Mid Cap Portfolio Investor Class (a)	170,009	6,360,044
VIP Value Portfolio Investor Class (a)	918,596	16,856,235
VIP Value Strategies Portfolio Investor Class (a)	508,041	8,235,338
TOTAL DOMESTIC EQUITY FUNDS (Cost $83,785,346)		124,617,072

International Equity Funds - 31.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	4,126,134	45,098,643
VIP Overseas Portfolio Investor Class (a)	3,029,294	76,368,510
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $107,451,610)		121,467,153

Bond Funds - 36.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,247,393	24,316,788
Fidelity International Bond Index Fund (a)	878,655	8,364,799
Fidelity Long-Term Treasury Bond Index Fund (a)	1,177,278	15,516,519
VIP High Income Portfolio Investor Class (a)	1,287,948	6,465,497
VIP Investment Grade Bond Portfolio Investor Class (a)	7,109,129	84,811,911
TOTAL BOND FUNDS (Cost $148,031,808)		139,475,514

Short-Term Funds - 0.5%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.06% (a)(b) (Cost $1,955,343)	1,955,343	1,955,343

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $341,224,107)	387,515,082
NET OTHER ASSETS (LIABILITIES) - 0.0%	10
NET ASSETS - 100.0%	387,515,092

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	25,849,797	2,139,471	2,935,657	-	(83,582)	(653,241)	24,316,788
Fidelity International Bond Index Fund	6,517,350	2,409,913	206,618	8	(6,784)	(349,062)	8,364,799
Fidelity Long-Term Treasury Bond Index Fund	15,126,984	3,583,000	1,525,663	77,483	(135,845)	(1,531,957)	15,516,519
VIP Contrafund Portfolio Investor Class	23,812,976	2,456,312	1,933,587	219,049	(213,926)	(2,373,904)	21,747,871
VIP Emerging Markets Portfolio Investor Class	49,170,341	5,353,191	3,308,777	-	(474,877)	(5,641,235)	45,098,643
VIP Equity-Income Portfolio Investor Class	25,185,139	1,138,525	3,051,363	31,378	(52,071)	(275,877)	22,944,353
VIP Government Money Market Portfolio Investor Class 0.06%	1,742,167	2,493,571	2,280,395	52	-	-	1,955,343
VIP Growth & Income Portfolio Investor Class	28,670,546	1,281,311	3,940,202	54,080	236,135	(147,802)	26,099,988
VIP Growth Portfolio Investor Class	24,355,101	3,409,321	2,594,421	1,119,483	(270,895)	(2,525,863)	22,373,243
VIP High Income Portfolio Investor Class	8,292,788	247,965	1,745,341	3,125	(145,104)	(184,811)	6,465,497
VIP Investment Grade Bond Portfolio Investor Class	91,737,308	11,121,194	8,875,274	4,192,285	(469,315)	(8,702,002)	84,811,911
VIP Mid Cap Portfolio Investor Class	6,986,283	646,853	671,856	157,913	(72,210)	(529,026)	6,360,044
VIP Overseas Portfolio Investor Class	80,236,232	10,342,539	2,925,698	608,368	(429,405)	(10,855,158)	76,368,510
VIP Value Portfolio Investor Class	18,455,309	1,015,894	2,688,821	235,143	(43,540)	117,393	16,856,235
VIP Value Strategies Portfolio Investor Class	9,045,758	310,251	1,071,272	75,713	(23,941)	(25,458)	8,235,338
	415,184,079	47,949,311	39,754,945	6,774,080	(2,185,360)	(33,678,003)	387,515,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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